STOCKHOLDERS' EQUITY (Details) (USD $)	3 Months Ended				12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Employee Stock Option [Member]		Dec. 31, 2012 Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Outstanding beginning	5,101,663	5,101,663			4,983,888		117,775
Number of Options, Granted					0		4,983,888
Number of Options, Exercised					0		(117,775)
Number of Options, Reinstatement of options					117,775	[1]
Number of Options, Outstanding ending	10,352,875				5,101,663		4,983,888
Options exercisable			4,839,243	4,839,243	4,839,243		3,788,213
Exercise Price	$ 0.0013				$ 0.0013		$ 0.0013
Weighted Average Exercise Price, Issued/Granted	$ 0	$ 0					$ 0.0013
Exercise Price Exercised							$ 0.0013
Exercise Price Reinstatement of options					$ 0.0013	[1]
Weighted Average Exercise Price, Outstanding ending					$ 0.0013		$ 0.0013
Exercise Price Options exercisable			$ 0.0013		$ 0.0013		$ 0.0013
Weighted average fair value of options granted during 2012					$ 0		$ 0.2955

[1]	During 2012 a former employee and consultant exercised his options to purchase 117,775 shares of the Company's common stock. The exercise was canceled in July 2013 and the options were reinstated. There was no cost to the company as a result of this transaction.